Summary of significant accounting policies (Details)	6 Months Ended
Jun. 30, 2023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of the remaining lease terms or estimated useful lives
Electronic Devices [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Computer And Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years